SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Millions	Feb. 12, 2026 USD ($) $ / shares
SUBSEQUENT EVENTS
Dividend declared (in dollars per share) | $ / shares	$ 0.45
Dividend declared | $	$ 225.0